GOING CONCERN	6 Months Ended
Jun. 30, 2011
Going Concern
GOING CONCERN
NOTE C – GOING CONCERN

As reflected in the accompanying financial statements, the Company has a working capital deficit of $287,560, an accumulated deficit of $2,823,342 as of June 30, 2011, and net losses for the six months ended June 30, 2011 and 2010 of $699,338 and $158,548, respectively. The Company is currently seeking additional funding to expand its business model and support its operations. These issues raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent on its ability to raise additional capital and implement its business plan. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern.